Income Tax Expense - Detail of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current tax:
Charge for period	¥ 190,842	¥ 207,742	¥ 203,060
Deferred tax:
Origination and reversal of temporary differences	(25,248)	48,295	(94,773)
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(4,205)	(4,635)	(56,519)
Total deferred tax expense (benefit)	(29,453)	43,660	(151,292)
Total income tax expense	¥ 161,389	¥ 251,402	¥ 51,768